Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Summary of Provision for Income Taxes
A summary of the provision for income taxes is as follows:
	December 31, 2025	June 30, 2026
Corporate Income tax	$1,272,361	$1,124,205
Trade tax	2,059,361	2,656,912
Other	146,615	139,868
Total provision for income taxes	$3,478,337	$3,920,985

Components of Income Tax Expense
The significant components of income tax expenses are as follows:
	Six months ended June 30, 2025	Six months ended June 30, 2026
Current tax expense (or benefit)	$972,878	$480,772
Deferred tax expense (or benefit)	(373,568)	1,677,938
Total income tax expense	$599,310	$2,158,710

The income tax expense (or benefit) is disaggregated as follows:
	Six months ended June 30, 2025	Six months ended June 30, 2026
Federal (CIT)	$(274,297)	$130,458
State and Local (TT)	633,122	1,748,535
Foreign	262,295	270,350
Other	(21,810)	9,367
Total income tax expense	$599,310	$2,158,710

Reconciliation of German Statutory Income Tax Rate to Actual Effective Income Tax Rate
A reconciliation of the German statutory income tax rate to the actual effective income tax rate is provided below:
	Six months ended June 30, 2026
	%	$
German statutory Corporate Income tax rate	15.83	$11,287,657
State and local income tax	2.45	1,748,535
Foreign tax effects	(0.27)	(194,839)
Changes in valuation allowances	(0.42)	(298,190)
Nontaxable or nondeductible items	(13.47)	(9,607,335)
Adjustments to prior year tax estimates	(0.88)	(624,173)
Other	(0.21)	(152,945)
Effective income tax rate	3.03	$2,158,710

Components of Deferred Tax Account Balances
The significant components of the Company’s deferred tax account balances relate to temporary differences and are as follows:
	December 31, 2025	June 30, 2026
Deferred tax assets
Receivables due from related parties	$2,004,466	$679,439
Intangible assets	2,813,526	2,489,993
Right of use assets	2,237,527	2,013,859
Provisions	1,126,281	1,098,644
Loss carrying forwards	2,329,454	6,538,586
Prepaid expenses and other assets	785,355	789,036
Other	120,166	282,149
Total deferred tax assets	11,416,775	13,891,706
Valuation allowances	(3,541,310)	(6,890,887)
Deferred tax assets, net of valuation allowances	7,875,465	7,000,819
Offsetting	(5,276,138)	(5,088,432)
Deferred tax assets, net of valuation allowances per balance sheet	$2,599,327	$1,912,387

Deferred tax liabilities
Property, plant and equipment	$243,713	$133,747
Equity instrument investments	6,583,988	5,402,222
Intangible assets	5,867,921	7,741,426
Lease liabilities	2,237,527	2,013,859
Long-term debt	515,900	577,924
Other	423,319	347,905
Total deferred tax liabilities	15,872,368	16,217,083
Offsetting	(5,276,138)	(5,088,432)
Deferred tax liabilities per balance sheet	$10,596,230	$11,128,651

Net deferred tax liabilities	$7,996,903	$9,216,264